NON-CONTROLLING INTERESTS - Summarized Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Current assets	$ 6,887	$ 3,978
Total assets	44,392	22,631
Current liabilities	2,376	1,668
Total liabilities	14,565	13,246
Nevada Gold Mines
Disclosure of subsidiaries [line items]
Current assets	10,977	0
Non-current assets	15,909	0
Total assets	26,886	0
Current liabilities	466	0
Non-current liabilities	1,217	0
Total liabilities	1,683	0
Pueblo Viejo
Disclosure of subsidiaries [line items]
Current assets	500	520
Non-current assets	4,303	3,469
Total assets	4,803	3,989
Current liabilities	428	720
Non-current liabilities	932	402
Total liabilities	1,360	1,122
Loulo Gounkoto
Disclosure of subsidiaries [line items]
Current assets	406	0
Non-current assets	4,662	0
Total assets	5,068	0
Current liabilities	234	0
Non-current liabilities	634	0
Total liabilities	868	0
Tongon
Disclosure of subsidiaries [line items]
Current assets	158	0
Non-current assets	424	0
Total assets	582	0
Current liabilities	59	0
Non-current liabilities	106	0
Total liabilities	$ 165	$ 0